Income Taxes (Details) - Schedule of components of loss before taxes - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
United States			$ (32,493,098)	$ (63,143,175)
International			(5,531,211)	(11,966,772)
Total	$ 1,736,170	$ (27,967,400)	(38,024,309)	(75,109,947)
Current tax expense
Federal
Foreign
State			69,447	58,416
Deferred tax expense
Federal
Foreign
State
Income tax expense	$ 11,624	$ 21,146	$ 69,447	$ 58,416